Long-Term Loan	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Long-Term Loan [Abstract]
LONG-TERM LOAN

Note 9 — LONG-TERM LOAN

Long-term loan consists of the following:

	As of December 31, 2025	As of June 30, 2025
Chailease International Financial Services (Singapore) Pte. Ltd. (due on August 8, 2027)	$2,101,891	$2,908,945
Total	$2,101,891	$2,908,945
Less: Long-term loan – current portion	1,445,984	1,656,288
Long-term loan – non-current portion	$655,907	$1,252,657

On August 3, 2022, the Group entered into a loan agreement with Chailease International Financial Services (Singapore) Pte. Ltd. to borrow $9,500,000. The loan bears an annual interest rate of Benchmark Rate plus 4.16%. Pursuant to a supplemental agreement, the Benchmark Rate — London Interbank Offered Rate(“LIBOR”) was replaced by the secured overnight financing rate published by CME Group (“CME TERM OF SOFR”) effective on April 8, 2023. Debt issuance cost of $230,500 was deferred and amortized through the loan period using effective interest rate method. A security deposit of $475,000 was deposited with the lender. The loan is guaranteed by Topsheen Shipping Singapore Pte. Ltd., shareholders and affiliates (related parties, see Note 11). The Group is required to repay monthly installments comprising principal and interest thereafter. In April 2024, the Company and the Lender entered into an amendment that the Company can repay US$1 million in advance with the updated payment schedule in the remaining period. The voluntary prepayment fee is 2% of the prepayment amount, which is US$20,000.

The repayment schedule for the loan are as follows:

For the period ending June 30,
2026	$828,144
For the year ending June 30,
2027	1,130,492
2028	170,884
Subtotal	$2,129,520
Less: unamortized debt issuance cost	(27,629)
Total	$2,101,891

Note 9 — LONG-TERM LOAN

Long-term loan consists of the following:

	As of June 30, 2025	As of June 30, 2024
Chailease International Financial Services (Singapore) Pte. Ltd. (due on August 8, 2027)	$2,908,945	$4,505,274
Total	$2,908,945	$4,505,274
Less: Long-term loan – current portion	1,656,288	1,656,288
Long-term loan – non-current portion	$1,252,657	$2,848,986

On August 3, 2022, the Group entered into a loan agreement with Chailease International Financial Services (Singapore) Pte. Ltd. to borrow $9,500,000. The loan bears an annual interest rate of Benchmark Rate plus 4.16%. Pursuant to a supplemental agreement, the Benchmark Rate — London Interbank Offered Rate(“LIBOR”) was replaced by the secured overnight financing rate published by CME Group (“CME TERM OF SOFR”) effective on April 8, 2023. Debt issuance cost of $230,500 was deferred and amortized through the loan period using effective interest rate method. A security deposit of $475,000 was deposited with the lender. The loan is guaranteed by Topsheen Shipping Singapore Pte. Ltd., shareholders and affiliates (related parties, see Note 10). The Group is required to repay monthly installments comprising principal and interest thereafter. In April 2024, the Company and the Lender entered into an amendment that the Company can repay US$1 million in advance with the updated payment schedule in the remaining period. The voluntary prepayment fee is 2% of the prepayment amount, which is US$20,000.

The repayment schedule for the loan are as follows:

Twelve months ending June 30,	Repayment
2026	$1,656,288
2027	1,130,492
2028	170,884
Subtotal	$2,957,664
Less: unamortized debt issuance cost	(48,719)
Total	$2,908,945